Summary Of Significant Accounting Policies (Net Cash Provided By Operating Activities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Abstract]
Interest paid on deposits and other borrowings	$ 59,552	$ 74,680	$ 96,204
Income taxes paid	$ 17,700	$ 24,600	$ 30,660